Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative	¥ (265,691,411)	$ (40,718,990)	¥ (236,551,077)	¥ (151,075,936)
Interest Income	72,806,814	11,158,132	96,004,567	61,465,449
Foreign exchange (loss)	(8,848,354)	(1,356,070)	5,141,112	1,447,099
Fair value change of equity investment	3,315,475,734	508,118,886	41,581,818
Income from equity method investments			(926,205)	42,684,659
Other income, net	49,139,337	7,530,933	41,300,464	32,700,746
Other expense	838,115	128,447	5,121,054
Net income before income taxes	3,743,273,711	573,681,794	487,819,233	396,006,889
Income tax expense	(369,853,650)	(56,682,552)	(82,960,493)	(89,082,554)
Net income	3,373,420,061	516,999,242	404,858,740	306,924,335
Other comprehensive income (loss), net of tax	(234,817,165)		9,977,742	109,851,694
Total comprehensive income, net of tax	3,138,602,896	481,011,937	414,836,482	416,776,029
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative	(11,854,536)	(1,816,787)	(10,164,242)	(6,896,907)
Interest Income	1,889,711	289,611	4,831,112	12,949,945
Foreign exchange (loss)	(706,543)	(108,282)	(26,334)
Fair value change of equity investment	3,315,475,734	508,118,886
Income from equity method investments	59,992,497	9,194,251	396,273,356	296,639,027
Other income, net	4,725,168	724,164
Other expense	(4,184)	(641)
Net income before income taxes	3,369,517,847	516,401,202	390,913,892	302,692,065
Income tax expense	0	0
Net income	3,369,517,847	516,401,202	390,913,892	302,692,065
Other comprehensive income (loss), net of tax	(234,817,165)	(35,987,305)	9,977,742	109,851,694
Total comprehensive income, net of tax	¥ 3,134,700,682	$ 480,413,897	¥ 400,891,634	¥ 412,543,759